CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent company USD ($)	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY
Cash flows from operating activities:
Net loss	$ (95,932)	(580,744)	(424,003)	(172,104)	$ (95,932)	(580,744)	(424,003)	(172,104)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in losses of subsidiaries					100,644	609,270	426,907	181,749
Amortization of long-term debt discounts	52	313	1,928	3,496	52	313	1,928	3,496
Gain from remeasurement of previously held investment in acquired subsidiary (Note 4)			(3,344)				(3,344)
Other reconciling items					11	65	95	173
Foreign exchange gain	(2,200)	(13,318)	469	5,624	(2,526)	(15,295)
Changes in operating assets and liabilities, net of acquisition:
Prepayments and other assets	238	1,441	20,182	(15,875)	(308)	(1,867)	(8,209)	(7,258)
Accrued expenses and other liabilities	23,464	142,059	214,912	198,067	1,712	10,367	1,990	108
Net cash provided by operating activities	44,515	269,483	137,420	63,870	3,653	22,109	(4,636)	6,164
Cash flows from investing activities:
Acquisition of intangible assets from related party				(114,511)				(32,675)
Acquisition of intangible assets	(122,335)	(740,581)	(361,976)	(376,256)	(13,387)	(81,042)	(26,175)	(12,909)
Equity investment							(78,869)	(494,281)
Proceeds received from maturity of short-term investments	493,851	2,989,628	2,826,023	1,199,221	469,073	2,839,628	2,826,023	1,134,162
Short-term investments placed with financial institutions	(377,192)	(2,283,410)	(3,536,711)	(2,597,038)	(362,326)	(2,193,410)	(3,476,711)	(2,531,979)
Loan to subsidiary					(67,450)	(408,320)	(338,665)	(77,677)
Net cash used in investing activities	(30,563)	(185,024)	(784,193)	(1,973,415)	25,910	156,856	(1,094,397)	(2,015,359)
Cash flows from financing activities:
Exercise of employee stock options	16,756	101,435	22,485	4,647	16,756	101,435	22,485	4,647
Principal repayments on long-term debt	(1,268)	(7,677)	(11,145)	(27,107)	(1,268)	(7,677)	(11,145)	(27,107)
Proceeds from IPO and secondary offering activity, net of issuance costs				2,512,969				2,512,969
Net cash provided by financing activities	15,488	93,758	17,865	2,490,509	15,488	93,758	11,340	2,490,509
Effect of exchange rate changes on cash and cash equivalents	(11,539)	(69,853)	(7,773)	(99,849)	(10,735)	(64,984)	(6,546)	(94,211)
Net increase (decrease) in cash and cash equivalents	17,901	108,364	(636,681)	481,115	34,316	207,739	(1,094,239)	387,103
Cash and cash equivalents at beginning of the year	273,528	1,655,857	2,292,538	1,811,423	137,306	831,208	1,925,447	1,538,344
Cash and cash equivalents at end of the year	291,429	1,764,221	1,655,857	2,292,538	171,622	1,038,947	831,208	1,925,447
Supplemental disclosures of cash flow information:
Non-cash consideration paid for business acquisitions			5,497,219				5,497,219